PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 87.3%
	EQUITY - 87.3%
1,780	Invesco QQQ Trust Series 1 ETF	$ 1,093,472
21,640	Invesco S&P 500 Top 50 ETF	1,282,818
255,685	Pinnacle Focused Opportunities ETF(a)	8,023,420
2,275	SPDR Dow Jones Industrial Average ETF	1,093,297
24,975	SPDR Portfolio Developed World ex-US ETF	1,109,140
19,725	SPDR Portfolio S&P 400 Mid Cap ETF	1,142,275
19,390	SPDR Portfolio S&P 500 Value ETF	1,101,546
22,895	SPDR Portfolio S&P 600 Small Cap ETF	1,072,860
12,815	SPDR S&P 400 Mid Cap Value ETF	1,084,790
1,585	SPDR S&P 500 ETF	1,080,843
11,820	SPDR S&P 600 Small Cap Value ETF	1,075,265
2,975	SPDR S&P Homebuilders ETF	306,306
5,300	SPDR S&P Insurance ETF	318,795
4,795	SPDR S&P Regional Banking ETF	310,764
3,525	SPDR S&P Retail ETF	300,647
5,425	State Street Communication Services Select Sector	638,631
5,325	State Street Consumer Discretionary Select Sector	635,858
11,640	State Street Financial Select Sector SPDR ETF	637,523
14,210	State Street Materials Select Sector SPDR ETF	644,424
10,265	State Street SPDR Portfolio S&P 500 Growth ETF	1,095,276
14,925	State Street Utilities Select Sector SPDR ETF	637,148
845	VanEck Semiconductor ETF	304,310
3,700	VanEck Steel ETF	313,982
		25,303,390

	TOTAL EXCHANGE-TRADED FUNDS (Cost $22,290,148)	25,303,390

PINNACLE MULTI-STRATEGY CORE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
SHORT-TERM INVESTMENTS — 12.7%
MONEY MARKET FUNDS - 12.7%
3,673,616	First American Government Obligations Fund, Class X, 3.64% (Cost $3,673,616)(b)	$ 3,673,616

	TOTAL INVESTMENTS - 100.0% (Cost $25,963,764)	$ 28,977,006
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(8,987)
	NET ASSETS - 100.0%	$ 28,968,019

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	Affiliated security
(b)	Rate disclosed is the seven-day effective yield as of December 31, 2025.